Employees' Stock Incentive Plans Schedule of Unvested Stock Options and Related Information (Details)	12 Months Ended
Dec. 28, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance | shares	7,767,917
Granted | shares	1,880,648
Vested | shares	(2,140,396)
Forfeited | shares	(1,409,237)
Ending balance | shares	6,098,932
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Options unvested at period start, weighted average grant date fair value (in dollars per share) | $ / shares	$ 10.16
Options granted, weighted average grant date fair value (in dollars per share) | $ / shares	4.11
Options vested, weighted average grant date fair value (in dollars per share) | $ / shares	7.12
Options forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	11.51
Options unvested at period end, weighted average grant date fair value (in dollars per share) | $ / shares	$ 9.04